FIRSTAR STELLAR FUNDS
                                  (THE "TRUST")

                       SUPPLEMENT DATED NOVEMBER 22, 2000
                      TO PROSPECTUSES DATED MARCH 31, 2000

         Effective November 27, 2000, the Trust is no longer offering shares in the following Funds:

                         Firstar Stellar Treasury Fund,
                   Firstar Stellar Tax-Free Money Market Fund
                   Firstar Stellar U.S. Government Income Fund
                   Firstar Stellar Insured Tax-Free bond Fund
                              Firstar Stellar Fund
                    Firstar Stellar Capital Appreciation Fund



                              FIRSTAR STELLAR FUNDS
                                  (THE "TRUST")

                      SUPPLEMENT DATED NOVEMBER 22, 2000 TO
               THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH
                                    31, 2000

                                       FOR

                          FIRSTAR STELLAR TREASURY FUND
                   FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND
                 FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND
                      FIRSTAR STELLAR STRATEGIC INCOME FUND
                   FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND
                   FIRSTAR STELLAR INSURED TAX-FREE BOND FUND
                       FIRSTAR STELLAR GROWTH EQUITY FUND
                       FIRSTAR STELLAR RELATIVE VALUE FUND
                       FIRSTAR SCIENCE AND TECHNOLOGY FUND
                              FIRSTAR STELLAR FUND
                    FIRSTAR STELLAR CAPITAL APPRECIATION FUND
                    FIRSTAR STELLAR INTERNATIONAL EQUITY FUND

                                  (THE "FUNDS")

         Effective November 27, 2000, the Trust is no longer offering shares in the following Funds:

                         Firstar Stellar Treasury Fund,
                   Firstar Stellar Tax-Free Money Market Fund
                   Firstar Stellar U.S. Government Income Fund
                   Firstar Stellar Insured Tax-Free bond Fund
                              Firstar Stellar Fund
                    Firstar Stellar Capital Appreciation Fund